EARNINGS PER SHARE - Summary of Company's Potentially Dilutive Securities Excluded - Performance-based Options Outstanding (Details) - shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total			2,954,000	23,324,377
Performance-based Options Outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	534,063	534,063	2,340,000	2,340,000